UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 26, 2001

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		42
Form 13F Information Table Value Total:		$408,464
List of Other Managers:

No.  13F File Number	Name

      None


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Piedra Capital, Ltd
All Equity Holdings =>$200,000
June 30, 2001
                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
AES Corp.             COM      00130H105        $6,167      143255 SH          SOLE      None
110040        0     33215
AVX Corp.             COM      002444107       $11,854      564485 SH          SOLE      None
409415        0    155070
Abbott Laboratories   COM      002824100        $2,404       50076 SH          SOLE      None
45706        0      4370
Ambac Financial Gro   COM      023139108       $12,706      218311 SH          SOLE      None
157628        0     60683
Andrx Group           COM      034553107        $5,401       70140 SH          SOLE      None
46315        0     23825
Autodesk, Inc.        COM      052769106       $14,373      385335 SH          SOLE      None
284620        0    100715
BISYS Group           COM      055472104       $11,557      195878 SH          SOLE      None
131788        0     64090
Black Box Corp.       COM      091826107       $13,357      198300 SH          SOLE      None
138790        0     59510
CDW Computer Center   COM      125129106       $12,764      321420 SH          SOLE      None
228305        0     93115
CVS Corp.             COM      126650100        $1,920       49740 SH          SOLE      None
45850        0      3890
Cabot Corporation     COM      127055101        $4,632      128570 SH          SOLE      None
108010        0     20560
Calpine Corp.         COM      131347106        $9,319      246525 SH          SOLE      None
174120        0     72405
Cardinal Health Ind   COM      14149Y108        $7,174      103974 SH          SOLE      None
77367        0     26607
Concord EFS Incorpo   COM      206187105       $10,203      196170 SH          SOLE      None
140835        0     55335
Elan Corp. ADR        ADR      284131208       $14,102      231183 SH          SOLE      None
163343        0     67840
Express Scripts Inc   COM      302102100       $12,757      231810 SH          SOLE      None
166620        0     65190
Family Dollar Store   COM      307000109       $13,348      520800 SH          SOLE      None
364125        0    156675
Hanover Compressor    COM      410768105       $10,608      320585 SH          SOLE      None
235305        0     85280
Health Management A   COM      421933102       $13,066      621010 SH          SOLE      None
448170        0    172840
Household Internati   COM      441815107        $3,373       50565 SH          SOLE      None
43580        0      6985
Iluminet Holdings I   COM      452334105        $8,635      274560 SH          SOLE      None
201480        0     73080
IndyMac Bancorp Inc   COM      456607100        $4,404      164310 SH          SOLE      None
120210        0     44100
Integrated Device T   COM      458118106        $9,066      286080 SH          SOLE      None
203185        0     82895
Jabil Circuit Incor   COM      466313103       $12,009      389141 SH          SOLE      None
286911        0    102230
Lennar Corporation    COM      526057104       $12,837      307850 SH          SOLE      None
220965        0     86885
Linens & Things       COM      535679104       $10,732      392835 SH          SOLE      None
282445        0    110390
Manpower Inc.         COM      56418H100        $9,902      331185 SH          SOLE      None
240535        0     90650
Metris Companies In   COM      591598107       $13,200      391570 SH          SOLE      None
277665        0    113905
Microchip Technolog   COM      595017104        $8,870      265331 SH          SOLE      None
188145        0     77186
Newport Corporation   COM      651824104        $4,777      180280 SH          SOLE      None
125680        0     54600
Plexus Corporation    COM      729132100        $8,633      261615 SH          SOLE      None
191750        0     69865
Providian Financial   COM      74406A102       $14,298      241526 SH          SOLE      None
177536        0     63990
Quanta Services Inc   COM      74762E102        $8,841      401150 SH          SOLE      None
308965        0     92185
Rogers Communicatio   COM      775109200        $3,106      205000 SH          SOLE      None
131500        0     73500
Rowan Companies       COM      779382100       $10,007      452790 SH          SOLE      None
327340        0    125450
Southwest Airlines,   COM      844741108        $7,513      406354 SH          SOLE      None
304138        0    102216
Tech Data Corp.       COM      878237106       $12,929      387548 SH          SOLE      None
278583        0    108965
Teradyne Incorporat   COM      880770102        $9,658      275940 SH          SOLE      None
196650        0     79290
Teva Pharmaceutical   ADR      881624209       $15,003      240822 SH          SOLE      None
173937        0     66885
Transocean SEDCO Fo   COM      839817106        $5,726      138805 SH          SOLE      None
101570        0     37235
Watson Pharmaceutic   COM      942683103       $14,802      240130 SH          SOLE      None
171450        0     68680
Zions Bancorporatio   COM      989701107       $12,431      210690 SH          SOLE      None
156270        0     54420
TOTAL PORTFOLIO                               $408,464    11293644 SHS
8186842        0   3106802

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